Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Entity Registrant Name	360 Finance, Inc.
Entity Central Index Key	0001741530
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2019
Entity File Number	001-38752
Entity Incorporation, State or Country Code	KY
Amendment Flag	false
Entity Address, Address Line One	7/F Lujiazui Finance Plaza
Entity Address, Address Line Two	No. 1217 Dongfang Road
Entity Address, Address Line Three	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200122
Entity Address, Country	CN
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
ADS
Title of 12(b) Security	American depositary shares, eachrepresenting two Class A ordinary shares
Trading Symbol	QFIN
Security Exchange Name	NASDAQ
Ordinary shares
Entity Common Stock, Shares Outstanding	293,420,800
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares, par valueUS$0.00001 per share*
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	253,600,214
Class B ordinary shares
Entity Common Stock, Shares Outstanding	39,820,586
Business Contact
Entity Address, Address Line One	7/F Lujiazui Finance Plaza
Entity Address, Address Line Two	No. 1217 Dongfang Road
Entity Address, Address Line Three	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200122
Entity Address, Country	CN
Contact Personnel Name	Jiang Wu
City Area Code	+86 10
Local Phone Number	5244 7655
Contact Personnel Email Address	wujiang-jk@360jinrong.net